Intangible assets (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Amortized useful lives	3 years
Research and development expenditure	€ 940	€ 400
Intellectual properties [member]
IfrsStatementLineItems [Line Items]
Indefinite intangible assets	1,900	1,900
Project development costs [member]
IfrsStatementLineItems [Line Items]
Indefinite intangible assets	€ 1,000	€ 700